Capital Lease (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
2018 (July to December)	$ 10,703	$ 18,348
2019	18,348	18,348
2020	3,058	3,058
2021
2022
Total	$ 32,109	$ 39,754